Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
March 1, 2018
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Mandeville (co-manager) has managed the fund since October 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

CMB-18-01 1.9585867.104	October 15, 2018

Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
Institutional Class
March 1, 2018
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Mandeville (co-manager) has managed the fund since October 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

CMB-I-18-01 1.9585868.104	October 15, 2018

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ Conservative Income Municipal Bond Fund
March 1, 2018
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Mandeville (co-manager) has managed the fund since October 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Robert Mandeville is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Mandeville has worked as a municipal research analyst and portfolio manager.

XCB-18-01 1.9891979.100	October 15, 2018